Note 13: Common Stock	12 Months Ended
Dec. 31, 2015
Notes
Note 13: Common Stock

Note 13:  Common Stock

The Stockholders’ Equity section of the Company contains the following class of Common and Preferred Stock (par value $0.0001) as of:

December 31, 2014
Authorized:	400,000,000 preferred shares
2,000,000,000 common shares

Issued and outstanding:	129,941,970 common shares
See Subsequent Event Note 16 for changes to capitalization in 2016.

On January 14, 2014, the Company issued 826,446 common shares to an Executive in lieu of accrued compensation at $0.03631 per share.

On March 26, 2014, the Company issued 3,352,500 common shares to an Executive per a grant authorized on December 31, 2013 at $0.03 per share.

On September 12, 2014, the Company issued 2,517,500 previously cancelled common shares to an affiliate of the Company at $0.03 per share.

On September 12, 2014, the Company issued 3,782,500 previously cancelled common shares to an affiliate of the Company at $0.03 per share.

On October 6, 2014, the Company issued 5,582,006 common shares for partial note payable and accrued interest conversion at $0.01227 per share.

On January 5, 2015, the Company issued 6,705,000 common shares to two Executives per grants authorized on December 31, 2013 at $0.0389 per share.

On April 9, 2015, the Company issued 4,728,152 common shares for partial note payable and accrued interest conversion at $0.0196 per share.

On June 11, 2015, the Company issued 4,401,826 common shares for partial note payable and accrued interest conversion at $0.0288 per share

On August 28, 2015, the Company issued 4,413,024 common shares for partial note payable and accrued interest conversion at $0.0401 per share

On October 1, 2015, the Company issued 779,221 common shares for partial note payable and accrued interest conversion at $0.0262 per share

On October 8, 2015, the Company issued 1,111,111 common shares for partial note payable and accrued interest conversion at $0.0237 per share

On October 20, 2015, the Company issued 1,470,588 common shares for partial note payable and accrued interest conversion at $0.0165 per share

On October 27, 2015, the Company issued 897,872 common shares for partial note payable and accrued interest conversion at $0.0112 per share

On November 16, 2015, the Company issued 2,898,551 common shares for partial note payable and accrued interest conversion at $0.0178 per share

On November 24, 2015, the Company issued 3,987,097 common shares for partial note payable and accrued interest conversion at $0.0100 per share

On December 4, 2015, the Company issued 952,331 common shares for partial note payable and accrued interest conversion at $0.0105 per share

On December 18, 2015, the Company issued 1,618,011 common shares for partial note payable and accrued interest conversion at $0.0057 per share

On December 22, 2015, the Company issued 5,237,586 common shares for a partial note payable and accrued interest conversion at $0.00202 per share

On December 28, 2015, the Company issued 6,521,739 common shares for partial note payable and accrued interest conversion at $0.0052 per share

On December 28, 2015, the Company issued 1,743,012 common shares for partial note payable and accrued interest conversion at $0.0052 per share

As of December 31, 2015, there were 1,340,000 common stock purchase warrants outstanding. The common stock purchase warrants are exercisable at three cents ($0.03) per share.

On June 12, 2012, AWG International Water Corporation filed a Certificate of Amendment to Articles of Incorporation with the Secretary of State of Nevada changing its name from MIP Solutions, Inc. to AWG International Water Corporation and increasing the Capital Stock to consist of 500,000,000 shares of common stock, $0.001 par value and 100,000,000 of preferred stock, $0.001 par value.

December 31, 2015
Authorized:	400,000,000 preferred shares
2,000,000,000 common shares

Issued and outstanding:	177,407,091 common shares
See Subsequent Event Note 16 for changes to capitalization in 2016.